Canada Life of America Series Fund, Inc.

Statements of Assets and Liabilities

(Unaudited)

June 30, 1998


                                                      Money
                                                     Market          Managed
                                                     Series           Series

Assets
Investments in securities, at market value
     (Identified cost - See accompanying
     Schedules of Investments
          - Series Portfolios)                 $11,165,340      $16,256,800

Cash
Receivables:                                                         30,822
     Dividends and interest                            -             68,767
     Due from brokers for investments sold             -                -

Total assets                                    11,165,340       16,356,389


Liabilities
Cash Overdraft                                     912,625               -
Payables:
     Investment advisory fees [Note 2]               6,015            7,172
     Other accrued expenses                         19,752           62,001
     Directors' fees and expenses payable            8,315            9,964
     Dividends declared                             55,720               -
     Due to brokers for investments
          purchased                                     -                -

Total liabilities                                1,002,427           79,137


Net assets                                     $10,162,913      $16,277,252


Net assets consist of:
Capital shares                                     $10,163          $12,531
Additional paid-in capital                      10,152,750       14,019,006
Undistributed net investment income (loss)              -           198,390
Undistributed net realized gain on
     investments and foreign currencies                 -           711,640
Net unrealized appreciation
     on investments and
     foreign currencies                                 -         1,335,685

Total net assets                               $10,162,913      $16,277,252


Shares authorized ($.01 par value)              20,000,000       20,000,000

Shares outstanding                               1,016,291        1,253,145

Net asset value per share                           $10.00           $12.99


Canada Life of America Series Fund, Inc.

Statements of Assets and Liabilities

(Unaudited)

June 30, 1998


                                                                       Value
                                                       Bond           Equity
                                                     Series           Series

Assets
Investments in securities, at market value
     (Identified cost - See accompanying
     Schedules of Investments
          - Series Portfolios)                  $8,115,771      $13,904,737

Cash                                                62,825           13,339
Receivables:
     Dividends and interest                         71,164           10,543
     Due from brokers for investments sold              -                -

Total assets                                     8,249,760       13,928,619


Liabilities
Cash Overdraft                                          -                -
Payables:
     Investment advisory fees [Note 2]               3,559            5,938
     Other accrued expenses                         17,403           48,813
     Directors' fees and expenses payable            4,888            7,293
     Dividends declared                                 -                -
     Due to brokers for investments
          purchased                                     -                -

Total liabilities                                   25,850           62,044


Net assets                                      $8,223,910      $13,866,575


Net assets consist of:
Capital shares                                      $7,527           $8,872
Additional paid-in capital                       7,782,587       11,325,698
Undistributed net investment income (loss)         211,632            5,736
Undistributed net realized gain on
     investments and foreign currencies            184,222          825,552
Net unrealized appreciation
     on investments and
     foreign currencies                             37,942        1,700,717

Total net assets                                $8,223,910      $13,866,575


Shares authorized ($.01 par value)              10,000,000       10,000,000

Shares outstanding                                 752,667          887,282

Net asset value per share                           $10.93           $15.63


Canada Life of America Series Fund, Inc.

Statements of Assets and Liabilities

(Unaudited)

June 30, 1998


                                                               International
                                                    Capital           Equity
                                                     Series           Series

Assets
Investments in securities, at market value
     (Identified cost - See accompanying
     Schedules of Investments
          - Series Portfolios)                  $8,377,416       $4,867,768

Cash                                               711,367          126,724
Receivables:
     Dividends and interest                          1,779           19,203
     Due from brokers for investments sold              -                -

Total assets                                     9,090,562        5,013,695


Liabilities
Cash Overdraft                                          -                -
Payables:
     Investment advisory fees [Note 2]               3,813            3,512
     Other accrued expenses                         35,418            9,575
     Directors' fees and expenses payable            5,191            2,291
     Dividends declared                                -                -
     Due to brokers for investments
          purchased                                 63,000              -

Total liabilities                                  107,422           15,378


Net assets                                      $8,983,140       $4,998,317


Net assets consist of:
Capital shares                                      $5,477           $3,797
Additional paid-in capital                       6,004,545        4,101,180
Undistributed net investment income (loss)         (17,460)          34,103
Undistributed net realized gain on
     investments and foreign currencies          1,401,718          599,863
Net unrealized appreciation
     on investments and
     foreign currencies                          1,588,860          259,374

Total net assets                                $8,983,140       $4,998,317


Shares authorized ($.01 par value)              20,000,000       10,000,000

Shares outstanding                                 547,662          379,660

Net asset value per share                           $16.40           $13.17


Canada Life of America Series Fund, Inc.

Statements of Assets and Liabilities

(Unaudited)

June 30, 1998


                                                      Money
                                                     Market          Managed
                                                     Series           Series

Assets
Investments in securities, at market value
     (Identified cost - See accompanying
          - Series Portfolios)                 $11,165,340      $16,256,800

Cash                                                    -            30,822
Receivables:
     Dividends and interest                             -            68,767
     Due from brokers for investments sold              -                -

Total assets                                    11,165,340       16,356,389


Liabilities
Cash Overdraft                                     912,625               -
Payables:
     Investment advisory fees [Note 2]               6,015            7,172
     Other accrued expenses                         19,752           62,001
     Directors' fees and expenses payable            8,315            9,964
     Dividends declared                             55,720               -
          purchased                                     -                -

Total liabilities                                1,002,427           79,137


Net assets                                     $10,162,913      $16,277,252


Net assets consist of:
Capital shares                                     $10,163          $12,531
Additional paid-in capital                      10,152,750       14,019,006
Undistributed net investment income (loss)
Undistributed net realized gain on                      -           198,390
     investments and foreign currencies
Net unrealized appreciation                             -           711,640
     foreign currencies
                                                        -         1,335,685

Total net assets                               $10,162,913      $16,277,252



Shares authorized ($.01 par value)              20,000,000       20,000,000

Shares outstanding                               1,016,291        1,253,145

Net asset value per share                           $10.00           $12.99


Canada Life of America Series Fund, Inc.

Statements of Assets and Liabilities

(Unaudited)

June 30, 1998


                                                                       Value
                                                       Bond           Equity
                                                     Series           Series

Assets
Investments in securities, at market value
     (Identified cost - See accompanying
          - Series Portfolios)                  $8,115,771      $13,904,737

Cash                                                62,825           13,339
Receivables:
     Dividends and interest                         71,164           10,543
     Due from brokers for investments sold              -                -

Total assets                                     8,249,760       13,928,619


Liabilities
Cash Overdraft                                          -                -
Payables:
     Investment advisory fees [Note 2]               3,559            5,938
     Other accrued expenses                         17,403           48,813
     Directors' fees and expenses payable            4,888            7,293
     Dividends declared                                 -                -
          purchased                                     -                -

Total liabilities                                   25,850           62,044


Net assets                                      $8,223,910      $13,866,575


Net assets consist of:
Capital shares                                      $7,527           $8,872
Additional paid-in capital                       7,782,587       11,325,698
Undistributed net investment income (loss)
Undistributed net realized gain on                 211,632            5,736
     investments and foreign currencies
Net unrealized appreciation                        184,222          825,552
     foreign currencies                             37,942        1,700,717

Total net assets                                $8,223,910      $13,866,575



Shares authorized ($.01 par value)              10,000,000       10,000,000

Shares outstanding                                 752,667          887,282

Net asset value per share                           $10.93           $15.63


Canada Life of America Series Fund, Inc.

Statements of Assets and Liabilities

(Unaudited)

June 30, 1998


                                                               International
                                                    Capital           Equity
                                                     Series           Series

Assets
Investments in securities, at market value
     (Identified cost - See accompanying
          - Series Portfolios)                  $8,377,416       $4,867,768

Cash                                               711,367          126,724
Receivables:
     Dividends and interest                          1,779           19,203
     Due from brokers for investments sold              -                -

Total assets                                     9,090,562        5,013,695


Liabilities
Cash Overdraft                                          -                -
Payables:
     Investment advisory fees [Note 2]               3,813            3,512
     Other accrued expenses                         35,418            9,575
     Directors' fees and expenses payable            5,191            2,291
     Dividends declared                                 -                -
          purchased                                 63,000               -

Total liabilities                                  107,422           15,378


Net assets                                      $8,983,140       $4,998,317


Net assets consist of:
Capital shares                                      $5,477           $3,797
Additional paid-in capital                       6,004,545        4,101,180
Undistributed net investment income (loss)
Undistributed net realized gain on                 (17,460)          34,103
     investments and foreign currencies
Net unrealized appreciation                      1,401,718          599,863
     foreign currencies                          1,588,860          259,374

Total net assets                                $8,983,140       $4,998,317



Shares authorized ($.01 par value)              20,000,000       10,000,000

Shares outstanding                                 547,662          379,660

Net asset value per share                           $16.40           $13.17


Canada Life of America Series Fund, Inc.

Statements of Assets and Liabilities

(Unaudited)

June 30, 1998




                                                   Combined

Assets
Investments in securities, at market value
     (Identified cost - See accompanying
          - Series Portfolios)                 $62,687,832

Cash                                               945,077
Receivables:
     Dividends and interest                        171,456
     Due from brokers for investments sold              -

Total assets                                    63,804,365


Liabilities
Cash Overdraft                                     912,625
Payables:
     Investment advisory fees [Note 2]              30,009
     Other accrued expenses                        192,962
     Directors' fees and expenses payable           37,942
     Dividends declared                             55,720
          purchased                                 63,000

Total liabilities                                1,292,258


Net assets                                     $62,512,107


Net assets consist of:
Capital shares                                     $48,367
Additional paid-in capital                      53,385,766
Undistributed net investment income (loss)
Undistributed net realized gain on                 432,401
     investments and foreign currencies
Net unrealized appreciation                      3,722,995
     foreign currencies                          4,922,578

Total net assets                               $62,512,107



Shares authorized ($.01 par value)

Shares outstanding

Net asset value per share


Canada Life of America Series Fund, Inc.

Statements of Operations

(Unaudited)

Six months ended June 30, 1998


                                                      Money
                                                     Market          Managed
                                                     Series           Series

Investment income:
     Interest                                     $334,783         $243,501
     Dividends                                       -               30,238
Total investment income                            334,783          273,739


Expenses:
     Investment advisory fees [note 2]              30,132           41,861
     Directors' fees and expenses                    3,570            4,820
     Custodian fees and expenses                    35,005           10,236
     Audit and legal fees                            3,422            4,619
     Accounting and administration [note 2]         11,901           16,067
     Miscellaneous                                     992            1,339
Total expenses                                      85,022           78,942
Expense reimbursement [note 1]                      39,823            3,593
Net expenses                                        45,199           75,349
Net investment income (loss)                       289,584          198,390


Realized and unrealized gain (loss)
          on investments:
     Net realized gain on investments and
          foreign currencies                         -              711,640
     Net change in unrealized appreciation
          (depreciation) on investments
           and foreign currencies                    -             (168,069)
Net gain on investments                              -              543,571
Net increase in net assets
         resulting from operations                $289,584         $741,961


Canada Life of America Series Fund, Inc.

Statements of Operations

(Unaudited)

Six months ended June 30, 1998


                                                                       Value
                                                       Bond           Equity
                                                     Series           Series

Investment income:
     Interest                                     $247,138          $19,607
     Dividends                                       -               44,454
Total investment income                            247,138           64,061


Expenses:
     Investment advisory fees [note 2]              19,468           32,403
     Directors' fees and expenses                    2,142            3,570
     Custodian fees and expenses                     5,768            6,037
     Audit and legal fees                            2,053            3,422
     Accounting and administration [note 2]          7,141           11,901
     Miscellaneous                                     596              992
Total expenses                                      37,168           58,325
Expense reimbursement [note 1]                       1,662             -
Net expenses                                        35,506           58,325
Net investment income (loss)                       211,632            5,736


Realized and unrealized gain (loss)
          on investments:
     Net realized gain on investments and
          foreign currencies                       184,222          825,552
     Net change in unrealized appreciation
          (depreciation) on investments
           and foreign currencies                 (148,378)         (90,424)
Net gain on investments                             35,844          735,128
Net increase in net assets
         resulting from operations                $247,476         $740,864


Canada Life of America Series Fund, Inc.

Statements of Operations

(Unaudited)

Six months ended June 30, 1998


                                                               International
                                                    Capital           Equity
                                                     Series           Series

Investment income:
     Interest                                       $2,498          $14,709
     Dividends                                      19,966           50,289
Total investment income                             22,464           64,998


Expenses:
     Investment advisory fees [note 2]              20,792           20,596
     Directors' fees and expenses                    2,321            1,428
     Custodian fees and expenses                     6,206            7,200
     Audit and legal fees                            2,224            1,369
     Accounting and administration [note 2]          7,736            4,761
     Miscellaneous                                     645              397
Total expenses                                      39,924           35,751
Expense reimbursement [note 1]                        -               4,856
Net expenses                                        39,924           30,895
Net investment income (loss)                       (17,460)          34,103


Realized and unrealized gain (loss)
          on investments:
     Net realized gain on investments and
          foreign currencies                     1,401,718          599,863
     Net change in unrealized appreciation
          (depreciation) on investments
           and foreign currencies                 (140,195)          71,109
Net gain on investments                          1,261,523          670,972
Net increase in net assets
         resulting from operations              $1,244,063         $705,075


Canada Life of America Series Fund, Inc.

Statements of Operations

(Unaudited)




                                                      Money
                                                     Market          Managed
                                                     Series           Series

Investment income:
     Interest                                     $334,783         $243,501
     Dividends                                    -                  30,238
Total investment income                            334,783          273,739


Expenses:
     Investment advisory fees [note 2]              30,132           41,861
     Directors' fees and expenses                    3,570            4,820
     Custodian fees and expenses                    35,005           10,236
     Audit and legal fees                            3,422            4,619
     Accounting and administration [note 2]         11,901           16,067
     Miscellaneous                                     992            1,339
Total expenses                                      85,022           78,942
Expense reimbursement [note 1]                      39,823            3,593
Net expenses                                        45,199           75,349
Net investment income (loss)                       289,584          198,390


Realized and unrealized gain (loss)
     Net realized gain on investments and
          foreign currencies                      -                 711,640
     Net change in unrealized appreciation
           and foreign currencies                 -                (168,069)
                                                  -                 543,571
Net gain on investments
         resulting from operations                $289,584         $741,961


Canada Life of America Series Fund, Inc.

Statements of Operations

(Unaudited)




                                                                       Value
                                                       Bond           Equity
                                                     Series           Series

Investment income:
     Interest                                     $247,138          $19,607
     Dividends                                    -                  44,454
Total investment income                            247,138           64,061


Expenses:
     Investment advisory fees [note 2]              19,468           32,403
     Directors' fees and expenses                    2,142            3,570
     Custodian fees and expenses                     5,768            6,037
     Audit and legal fees                            2,053            3,422
     Accounting and administration [note 2]          7,141           11,901
     Miscellaneous                                     596              992
Total expenses                                      37,168           58,325
Expense reimbursement [note 1]                       1,662           -
Net expenses                                        35,506           58,325
Net investment income (loss)                       211,632            5,736


Realized and unrealized gain (loss)
     Net realized gain on investments and
          foreign currencies                       184,222          825,552
     Net change in unrealized appreciation
           and foreign currencies                 (148,378)         (90,424)
                                                    35,844          735,128
Net gain on investments
         resulting from operations                $247,476         $740,864


Canada Life of America Series Fund, Inc.

Statements of Operations

(Unaudited)




                                                               International
                                                    Capital           Equity
                                                     Series           Series

Investment income:
     Interest                                       $2,498          $14,709
     Dividends                                      19,966           50,289
Total investment income                             22,464           64,998


Expenses:
     Investment advisory fees [note 2]              20,792           20,596
     Directors' fees and expenses                    2,321            1,428
     Custodian fees and expenses                     6,206            7,200
     Audit and legal fees                            2,224            1,369
     Accounting and administration [note 2]          7,736            4,761
     Miscellaneous                                     645              397
Total expenses                                      39,924           35,751
Expense reimbursement [note 1]                        -               4,856
Net expenses                                        39,924           30,895
Net investment income (loss)                       (17,460)          34,103


Realized and unrealized gain (loss)
     Net realized gain on investments and
          foreign currencies                     1,401,718          599,863
     Net change in unrealized appreciation
           and foreign currencies                 (140,195)          71,109
                                                 1,261,523          670,972
Net gain on investments
         resulting from operations              $1,244,063         $705,075


Canada Life of America Series Fund, Inc.

Statements of Operations

(Unaudited)






                                                   Combined

Investment income:
     Interest                                     $862,236
     Dividends                                     144,947
Total investment income                          1,007,183


Expenses:
     Investment advisory fees [note 2]             165,252
     Directors' fees and expenses                   17,851
     Custodian fees and expenses                    70,452
     Audit and legal fees                           17,109
     Accounting and administration [note 2]         59,507
     Miscellaneous                                   4,961
Total expenses                                     335,132
Expense reimbursement [note 1]                      49,934
Net expenses                                       285,198
Net investment income (loss)                       721,985


Realized and unrealized gain (loss)
     Net realized gain on investments and
          foreign currencies                     3,722,995
     Net change in unrealized appreciation
           and foreign currencies                 (475,957)
                                                 3,247,038
Net gain on investments
         resulting from operations              $3,969,023


Canada Life of America Series Fund, Inc.

Statement of Changes in Net Assets

(Unaudited)

Money Market Series

Six months ended June 30


                                                       1998             1997

Operations:
     Net investment income                        $289,584         $229,390
     Net increase in net assets
          resulting from operations                289,584          229,390

Dividends to shareholders from:
     Net investment income                        (289,584)        (229,390)

Fund share transactions [note 4]:
     Proceeds from sales of shares             109,402,452       23,810,955
     Reinvestment of dividends to
          shareholders                             291,959          254,793
     Payments for shares redeemed             (108,680,891)     (22,294,170)
                                                 1,013,520        1,771,578

Total increase in net assets                     1,013,520        1,771,578

Net assets:
     Beginning of period                         9,149,393        7,599,213
     End of period                             $10,162,913       $9,370,791


Canada Life of America Series Fund, Inc.

Statement of Changes in Net Assets

(Unaudited)

Managed Series

Six months ended June 30


                                                       1998             1997

Operations:
     Net investment income                        $198,390         $242,560
     Net realized gain on investments              711,640          585,002
     Net change in unrealized appreciation
          (depreciation) on investments           (168,069)         103,380
     Net increase in net assets resulting
          from operations                          741,961          930,942

Dividends to shareholders from:
     Net investment income                        -                -
     Net realized gain on investments             -                -
                                                  -                -

Fund share transactions [note 4]:
     Proceeds from sales of shares                 801,567        2,152,987
     Reinvestment of dividends to
          shareholders                           1,754,044        1,733,625
     Payments for shares redeemed               (2,297,887)      (5,148,796)
                                                   257,724       (1,262,184)

Total increase (decrease)
     in net assets                                 999,685         (331,242)

Net assets:
     Beginning of period                        15,277,567       15,972,639
     End of period                             $16,277,252      $15,641,397


Canada Life of America Series Fund, Inc.

Statement of Changes in Net Assets

(Unaudited)

Bond Series

Six months ended June 30


                                                       1998             1997

Operations:
     Net investment income                        $211,632         $211,115
     Net realized gain (loss)
          on investments                           184,222          (34,361)
     Net change in unrealized appreciation
          (depreciation) on investments           (148,378)           1,644
     Net increase in net assets
          resulting from operations                247,476          178,398

Dividends to shareholders from:
     Net investment income                        -                -
     Net realized gain on investments             -                -
                                                  -                -

Fund share transactions [note 4]:
     Proceeds from sales of shares               1,239,198        1,043,216
     Reinvestment of dividends
          to shareholders                          409,020          376,138
     Payments for shares redeemed                 (737,602)      (1,115,416)
                                                   910,616          303,938

Total increase in net assets                     1,158,092          482,336

Net assets:
     Beginning of period                         7,065,818        6,712,914
     End of period                              $8,223,910       $7,195,250


Canada Life of America Series Fund, Inc.

Statement of Changes in Net Assets

(Unaudited)

Value Equity Series

Six months ended June 30


                                                       1998             1997

Operations:
     Net investment income                          $5,736          $22,043
     Net realized gain on investments              825,552          457,174
     Net change in unrealized appreciation
          (depreciation) on investments            (90,424)         371,892
     Net increase in net assets resulting
          from operations                          740,864          851,109

Dividends to shareholders from:
     Net investment income                        -                -
     Net realized gain on investments             -                -
                                                  -                -

Fund share transactions [note 4]:
     Proceeds from sales of shares               3,258,018        1,437,367
     Reinvestment of dividends to
          shareholders                           1,234,740          949,877
     Payments for shares redeemed               (1,513,903)      (1,801,524)
                                                 2,978,855          585,720

Total increase in net assets                     3,719,719        1,436,829

Net assets:
     Beginning of period                        10,146,856        8,518,192
     End of period                             $13,866,575       $9,955,021


Canada Life of America Series Fund, Inc.

Statement of Changes in Net Assets

(Unaudited)

Capital Series

Six months ended June 30


                                                       1998             1997

Operations:
     Net investment income (loss)                 ($17,460)         $16,783
     Net realized gain on investments            1,401,718          973,593
     Net change in unrealized depreciation
          on investments                          (140,195)        (215,581)
     Net increase in net assets
          resulting from operations              1,244,063          774,795

Dividends to shareholders from:
     Net investment income                        -                -
     Net realized gain on investments             -                -
                                                  -                -

Fund share transactions [note 4]:
     Proceeds from sales of shares                 993,135          827,212
     Reinvestment of dividends
          to shareholders                        1,263,229          627,720
     Payments for shares redeemed               (1,011,345)      (1,223,997)
                                                 1,245,019          230,935

Total increase in net assets                     2,489,082        1,005,730

Net assets:
     Beginning of period                         6,494,058        6,676,516
     End of period                              $8,983,140       $7,682,246


Canada Life of America Series Fund, Inc.

Statement of Changes in Net Assets

(Unaudited)

International Equity Series

Six months ended June 30


                                                       1998             1997

Operations:
     Net investment income                         $34,103          $30,942
     Net realized gain on investments
          and foreign currencies                   599,863          227,200
     Net change in unrealized
          appreciation on investments
          and foreign currencies                    71,109          420,037

Net increase in net assets
          resulting from operations                705,075          678,179

Dividends to shareholders from:
     Net investment income                        -                -
     Net realized gain on investments
          and foreign currencies                  -                -
                                                  -                -

Fund share transactions [note 4]:
     Proceeds from sales of shares              18,375,313        1,249,887
     Reinvestment of dividends to sharehold        286,240           64,171
     Payments for shares redeemed              (19,139,433)        (508,833)
                                                  (477,880)         805,225

Total increase in net assets                       227,195        1,483,404

Net assets:
     Beginning of period                         4,771,122        3,305,190
     End of period                              $4,998,317       $4,788,594


Canada Life of America Series Fund, Inc.

Statements of Changes in Net Assets

(Unaudited)

Combined

Six months ended June 30


                                                       1998             1997

Operations:
     Net investment income                        $721,985         $752,833
     Net realized gain on investments
          and foreign currencies                 3,722,995        2,208,608
     Net change in unrealized appreciation
          (depreciation) on investments
          and foreign currencies                  (475,957)         681,372

     Net increase (decrease) in net
          assets resulting from operations       3,969,023        3,642,813

Dividends to shareholders from:
     Net investment income                        (289,584)        (229,390)
     Net realized gain on investments
          and foreign currencies                       -                -
                                                  (289,584)        (229,390)

Fund share transactions [note 4]:
     Proceeds from sales of shares             134,069,683       30,521,624
     Reinvestment of dividends to sharehold      5,239,232        4,006,324
     Payments for shares redeemed             (133,381,061)     (32,092,736)

                                                 5,927,854        2,435,212

Total increase in net assets                     9,607,293        5,848,635

Net Assets:
     Beginning of period                        52,904,814       48,784,664
     End of period                             $62,512,107      $54,633,299


Canada Life of America Series Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 1998

1.	Organization and Significant Accounting Policies

Canada Life of America Series Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund was incorporated on February 23, 1989 and commenced operations on December 4, 1989, with the exception of the Capital Series and International Equity Series which commenced operations on April 23, 1993 and April 24, 1995, respectively. The shares of the Fund are sold only to Canada Life Insurance Company of America and Canada Life Insurance Company of New York to certain of their separate accounts to fund the benefits under certain variable annuity contracts. The Fund's shares are offered in six different Series - Money Market Series, Managed Series, Bond Series, Value Equity Series, Capital Series and International Equity Series. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The policies described below are followed by the Fund in conformity with generally accepted accounting principles.

Securities Valuation

Securities listed or traded on the New York or American Stock Exchanges are valued at the last sale price on that Exchange, or if there were no sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price. Money market instruments with a remaining maturity of 60 days or less held by the Value Equity, Bond, Managed, Capital, and International Equity Series and all instruments held by Money Market Series are valued at amortized cost, which approximates market.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at end of period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of investments in foreign securities usually denominated in foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Securities Transactions and Investment Income

Securities transactions are recorded on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Bond premiums and discounts are amortized for both financial and tax reporting purposes.


Federal Income Taxes

It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no provision for income taxes has been recorded.

Distribution of Income and Gains

Dividends from net investment income and any net realized capital gains in the Money Market Series are declared daily and paid quarterly. Effective May 1, 1997, dividends declared in the Money Market Series are paid monthly. Dividends from net investment income and any net realized capital gains in the Managed, Bond, Value Equity, Capital, and International Equity Series are declared and paid annually. Dividends from net investment income and capital gains distributions are recorded on the ex-dividend date. All dividends and distributions are reinvested in additional shares of the respective Series at the net asset value per share.

Expenses

Allocable expenses of the Fund are charged to each Series based on the ratio of the net assets of each Series to the combined net assets of the Fund. Non-allocable expenses are charged to each Series based on specific identification. All expenses are accrued daily.

Prior to May 1995, Canada Life Insurance Company of America has agreed to reimburse the Managed, Bond, Value Equity and Capital Series for operating expenses, exclusive of the advisory fee, that exceed .50% of the average daily net assets of each respective series; subsequent to this date, Canada Life Insurance Company of America increased the reimbursement amount to cover operating expenses that exceed .40% of the average daily net assets of each respective series including the International Equity Series. With respect to the Money Market Series, Canada Life Insurance Company of America has agreed to reimburse for operating expenses, exclusive of the advisory fee, that exceed .25% of its average daily net assets. For the six months ended June 30, 1998, the amounts reimbursed were as follows: Money Market Series - $39,823; Managed Series - $3,593; Bond Series - $1,662; and International Equity Series - $4,856.


2.	Investment Advisory and Directors' Fees and Other Transactions with
Affiliated Companies

Investment Advisory Fees

Prior to May 1995, Canada Life of America Investment Management, Inc. ("Advisor") served as investment manager of the Fund, and as such received from the Fund a monthly fee computed for each of the Series on a daily basis, at an annual rate of .50% of the net assets of each Series. Effective May 1, 1995, the Advisor merged with CL Capital Management Inc., which became the investment advisor for the Fund, and which is a wholly owned subsidiary of Canada Life Insurance Company of America. CL Capital Management Inc. ("Advisor") receives from the Fund a monthly fee computed for each of the Series on a daily basis, at an annual rate of .50% of the net assets of each series except for International Equity Series computed at an annual rate of
 .80% of its net assets.

With respect to the Capital Series, the Advisor in turn pays J. & W. Seligman & Co. (the "Sub-Advisor"), as full compensation for investment advisory services to the Capital Series, a monthly fee computed on a daily basis, at an annual effective rate of .25% of the net assets of such series.

With respect to the International Equity Series, the Advisor in turn pays INDAGO Capital Management, Inc. (the "Sub-Advisor"), 50% owned by Canada Life Assurance Company, as full compensation for investment advisory to the International Equity Series, a monthly fee computed on a daily basis, at an annual effective rate of .30% of the net assets of such series.

For the six months ended June 30, 1998, the investment advisory fee incurred by the Fund was as follows: Money Market Series - $30,132; Managed Series - $41,861; Bond Series - $19,468; Value Equity Series - $32,403; Capital Series
- $20,792;  and International Equity Series - $20,596.

Accounting Services

Under an accounting services agreement, Canada Life Insurance Company of America provides accounting and administrative services to the Fund. For the six months ended June 30, 1998, the related expenses incurred by the Fund were as follows: Money Market Series - $11,901; Managed Series - $16,067; Bond Series - $7,141; Value Equity Series - $11,901; Capital Series - $7,736; and International Equity Series - $4,761.

Directors' Fees

Each director who is not an affiliated person receives fees from the Fund for services as a director.

Other

On March 27, 1997, the General Account of Canada Life Insurance Company of America withdrew a portion of its initial investment in the Money Market Series, Bond Series, Value Equity Series, Capital Series and International Equity Series in the amount of $100,000 in each fund for a total amount of $500,000. These capital share transactions are reflected in shares redeemed.

On July 25, 1997, the General Account of Canada Life Insurance Company of America withdrew a portion of its initial investment in the Money Market Series, Bond Series, Value Equity Series, Capital Series and International Equity Series in the amount of $100,000 in each fund for a total amount of $500,000. These capital share transactions are reflected in shares redeemed.

On October 24, 1997, the General Account of Canada Life Insurance Company of America withdrew a portion of its initial investment in the Money Market Series, Bond Series, Value Equity Series, Capital Series and International Equity Series in the amount of $100,000 in each fund for a total amount of $500,000. These capital share transactions are reflected in shares redeemed.

On December 8, 1997, the General Account of Canada Life Insurance Company of America withdrew a portion of its initial investment in the Money Market Series, Bond Series, Value Equity Series, Capital Series and International Equity Series in the amount of $100,000 in each fund for a total amount of $500,000. These capital share transactions are reflected in shares redeemed.

On April 8, 1998, the General Account of Canada Life Insurance Company of America withdrew a portion of its initial investment in the Money Market Series, Bond Series, Value Equity Series, Capital Series and International Equity Series in the amount of $100,000 in each fund for a total amount of $500,000. These capital share transactions are reflected in shares redeemed.

On June 29, 1998, the General Account of Canada Life Insurance Company of America withdrew a portion of its initial investment in the Money Market Series, Bond Series, Value Equity Series, Capital Series and International Equity Series in the amount of $100,000 in each fund for a total amount of $500,000. These capital share transactions are reflected in shares redeemed.


3.     Investment Transactions

The aggregate cost of purchases and proceeds from sales (excluding short term investments) for all Series, for the six months ended June 30, 1998 are presented below:


                                                                    Proceeds
                                                    Cost of             from
                                                 Securities       Securities
                                                  Purchased             Sold

Managed Series

     US Gov't & Its Agencies Bonds              $4,305,100       $5,485,606
     All other Investments                       2,977,811        1,891,882
Total                                           $7,282,911       $7,377,488

Bond Series

     US Gov't & Its Agencies Bonds              $4,621,530       $5,339,546
     All other Investments                       1,203,590          519,154
Total                                           $5,825,120       $5,858,700

Value Equity Series

     All other Investments                      $4,614,522       $2,301,841
Total                                           $4,614,522       $2,301,841

Capital Series

     All other Investments                      $4,574,318       $5,204,114
Total                                           $4,574,318       $5,204,114

International Equity Series

     All other Investments                      $2,284,469       $2,827,858
Total                                           $2,284,469       $2,827,858


The information in the following table is presented on the basis of cost for federal income tax purposes as of June 30, 1998.

                                                 Identified
                                                    Cost of            Gross
                                                 Securities      Unrealized
                                                      Owned     Appreciation

Money Market Series                            $11,165,340     $        -
Managed Series                                  14,921,115        2,103,383
Bond Series                                      8,077,829           41,179
Value Equity Series                             12,204,020        2,535,392
Capital Series                                   6,788,556        1,758,320
International Equity Series                      4,608,394          647,773


                                                      Gross              Net
                                                 Unrealized       Unrealized
                                             (Depreciation)     Appreciation

Money Market Series                           $        -       $        -
Managed Series                                    (767,698)       1,335,685
Bond Series                                         (3,237)          37,942
Value Equity Series                               (834,675)       1,700,717
Capital Series                                    (169,460)       1,588,860
International Equity Series                       (388,399)         259,374


4.     Capital Share Transactions

Transactions in capital stock were as follows:

Six months ended June 30


                                                       1998             1998
                                                     Shares           Amount

Money Market Series
     Shares sold                                10,940,245     $109,402,452
     Shares issued in reinvestment
          of dividends                              29,196          291,959
                                                10,969,441      109,694,411
     Shares redeemed                           (10,868,089)    (108,680,891)
     Net increase                                  101,352       $1,013,520

Managed Series
     Shares sold                                    61,810         $801,567
     Shares issued in reinvestment
          of dividends                             140,924        1,754,044
                                                   202,734        2,555,611
     Shares redeemed                              (177,027)      (2,297,887)
     Net increase (decrease)                        25,707         $257,724

Bonds Series
     Shares sold                                   114,953       $1,239,198
     Shares issued in reinvestment
          of dividends                              38,639          409,020
                                                   153,592        1,648,218
     Shares redeemed                               (68,421)        (737,602)
     Net increase                                   85,171         $910,616

Value Equity Series
     Shares sold                                   210,833       $3,258,018
     Shares issued in reinvestment
          of dividends                              83,955        1,234,740
                                                   294,788        4,492,758
     Shares redeemed                               (97,430)      (1,513,903)
     Net increase                                  197,358       $2,978,855

Capital Series
     Shares sold                                    64,652         $993,135
     Shares issued in reinvestment
          of dividends                              89,255        1,263,229
                                                   153,907        2,256,364
     Shares redeemed                               (65,090)      (1,011,345)
     Net increase                                   88,817       $1,245,019

International Equity Series
     Shares sold                                 1,567,497      $18,375,313
     Shares issued in reinvestment
          of dividends                              24,601          286,240
                                                 1,592,098       18,661,553
     Shares redeemed                            (1,622,493)     (19,139,433)
     Net increase (decrease)                       (30,395)       ($477,880)


4.     Capital Share Transactions

Transactions in capital stock were as follows:

Six months ended June 30


                                                       1997             1997
                                                     Shares           Amount

Money Market Series
     Shares sold                                 2,381,095      $23,810,955
     Shares issued in reinvestment
          of dividends                              25,479          254,793
                                                 2,406,574       24,065,748
     Shares redeemed                            (2,229,417)     (22,294,170)
     Net increase                                  177,157       $1,771,578

Managed Series
     Shares sold                                   178,181       $2,152,987
     Shares issued in reinvestment
          of dividends                             146,936        1,733,625
                                                   325,117        3,886,612
     Shares redeemed                              (428,677)      (5,148,796)
     Net increase (decrease)                      (103,560)     ($1,262,184)

Bonds Series
     Shares sold                                    99,804       $1,043,216
     Shares issued in reinvestment
          of dividends                              36,305          376,138
                                                   136,109        1,419,354
     Shares redeemed                              (106,793)      (1,115,416)
     Net increase                                   29,316         $303,938

Value Equity Series
     Shares sold                                   106,610       $1,437,367
     Shares issued in reinvestment
          of dividends                              73,088          949,877
                                                   179,698        2,387,244
     Shares redeemed                              (134,771)      (1,801,524)
     Net increase                                   44,927         $585,720

Capital Series
     Shares sold                                    56,974         $827,212
     Shares issued in reinvestment
          of dividends                              44,978          627,720
                                                   101,952        1,454,932
     Shares redeemed                               (84,090)      (1,223,997)
     Net increase                                   17,862         $230,935

International Equity Series
     Shares sold                                   100,319       $1,249,887
     Shares issued in reinvestment
          of dividends                               5,428           64,171
                                                   105,747        1,314,058
     Shares redeemed                               (40,916)        (508,833)
     Net increase (decrease)                        64,831         $805,225


Canada Life of America Series Fund, Inc.

Financial Highlights

(Unaudited)

Money Market Series

The following financial highlights are computed on the basis of a share outstanding throughout the period.

Six months ended June 30


                                                       1998             1997

Net asset value, beginning of period                $10.00           $10.00

Income from investment operations:

Net investment income                                 0.24             0.23
Total from investment operations                      0.24             0.23

Less distributions:

Dividends from net investment income                 (0.24)           (0.23)
Total distributions                                  (0.24)           (0.23)

Net asset value, end of period                      $10.00           $10.00

Total return **                                       5.00%            4.71%

Ratios to average net assets/supplemental data:

Net assets, end of period (000's omitted)          $10,163           $9,371

Ratio of expenses to average net assets               0.75%            0.75%

Ratio of net investment income to average net
     assets                                           4.84%            4.72%


* Ratio shown is after expense reimbursement. Ratio of expenses to average net assets before expenses reimbursement is 1.42% for 1998.

 ** Total return represents twelve-month fiscal period.


Canada Life of America Series Fund, Inc.

Financial Highlights

(Unaudited)

Money Market Series

The following financial highlights are computed on the basis of a share outstanding throughout the period.

Six months ended June 30


                                                       1996             1995

Net asset value, beginning of period                $10.00           $10.00

Income from investment operations:

Net investment income                                 0.22             0.26
Total from investment operations                      0.22             0.26

Less distributions:

Dividends from net investment income                 (0.22)           (0.26)
Total distributions                                  (0.22)           (0.26)

Net asset value, end of period                      $10.00           $10.00

Total return **                                       4.66%            4.70%

Ratios to average net assets/supplemental data:

Net assets, end of period (000's omitted)           $6,300           $3,682

Ratio of expenses to average net assets               0.75%            0.75%

Ratio of net investment income to average net
     assets                                           4.49%            5.17%


* Ratio shown is after expense reimbursement. Ratio of expenses to average net assets before expenses reimbursement is 1.42% for 1998.

 ** Total return represents twelve-month fiscal period.


Canada Life of America Series Fund, Inc.

Financial Highlights

(Unaudited)

Money Market Series

The following financial highlights are computed on the basis of a share outstanding throughout the period.

Six months ended June 30


                                                       1994

Net asset value, beginning of period                $10.00

Income from investment operations:

Net investment income                                 0.13
Total from investment operations                      0.13

Less distributions:

Dividends from net investment income                 (0.13)
Total distributions                                  (0.13)

Net asset value, end of period                      $10.00

Total return **                                       2.54%

Ratios to average net assets/supplemental data:

Net assets, end of period (000's omitted)           $4,255

Ratio of expenses to average net assets               0.75%

Ratio of net investment income to average net
     assets                                           2.76%


* Ratio shown is after expense reimbursement. Ratio of expenses to average net assets before expenses reimbursement is 1.42% for 1998.

 ** Total return represents twelve-month fiscal period.


Canada Life of America Series Fund, Inc.

Financial Highlights

(Unaudited)

Managed Series

The following financial highlights are computed on the basis of a share outstanding throughout the period.

Six months ended June 30


                                                       1998             1997

Net asset value, beginning of period                $12.45           $11.80

Income from investment operations:

Net investment income                                 0.15             0.18
Net realized and unrealized
     gain (loss) on investments                       0.39             0.53
Total from investment operations                      0.54             0.71

Less distributions:

Dividends from net investment income              -                -
Distributions  from net realized gains            -                -
Total distributions                               -                -


Net asset value, end of period                      $12.99           $12.51


Total return **                                      15.74%            9.68%

Ratios to average net assets/supplemental data:

Net assets, end of period (000's omitted)          $16,277          $15,641

Ratio of expenses to average net assets               0.90%            0.90%

Ratio of net investment income to average net
    assets                                            2.40%            3.02%

Portfolio turnover rate                              45.39%           50.00%

Average commission rate paid                       $0.0579          $0.0560


* Ratio shown is after expense reimbursement. Ratio of expenses to average net assets before expenses reimbursement is 0.96% for 1998.

 ** Total return represents twelve-month fiscal period.


Canada Life of America Series Fund, Inc.

Financial Highlights

(Unaudited)

Managed Series

The following financial highlights are computed on the basis of a share outstanding throughout the period.

Six months ended June 30


                                                       1996             1995

Net asset value, beginning of period                $12.37           $12.01

Income from investment operations:

Net investment income                                 0.16             0.19
Net realized and unrealized
     gain (loss) on investments                       0.11             1.20
Total from investment operations                      0.27             1.39

Less distributions:

Dividends from net investment income              -                -
Distributions  from net realized gains            -                -
Total distributions                               -                -


Net asset value, end of period                      $12.64           $13.40


Total return **                                      11.76%           15.38%

Ratios to average net assets/supplemental data:

Net assets, end of period (000's omitted)          $18,483          $16,779

Ratio of expenses to average net assets               0.89%            0.89%

Ratio of net investment income to average net
    assets                                            2.59%            2.95%

Portfolio turnover rate                              81.27%           68.00%

Average commission rate paid                       $0.0600          $0.0623


* Ratio shown is after expense reimbursement. Ratio of expenses to average net assets before expenses reimbursement is 0.96% for 1998.

 ** Total return represents twelve-month fiscal period.


Canada Life of America Series Fund, Inc.

Financial Highlights

(Unaudited)

Managed Series

The following financial highlights are computed on the basis of a share outstanding throughout the period.

Six months ended June 30


                                                       1994

Net asset value, beginning of period                $12.77

Income from investment operations:

Net investment income                                 0.15
Net realized and unrealized
     gain (loss) on investments                      (0.61)
Total from investment operations                     (0.46)

Less distributions:

Dividends from net investment income              -
Distributions  from net realized gains            -
Total distributions                               -


Net asset value, end of period                      $12.31


Total return **                                       0.64%

Ratios to average net assets/supplemental data:

Net assets, end of period (000's omitted)          $16,979

Ratio of expenses to average net assets               1.03%

Ratio of net investment income to average net
    assets                                            2.41%

Portfolio turnover rate                              15.49%

Average commission rate paid                       $0.0742


* Ratio shown is after expense reimbursement. Ratio of expenses to average net assets before expenses reimbursement is 0.96% for 1998.

 ** Total return represents twelve-month fiscal period.


Canada Life of America Series Fund, Inc.

Financial Highlights

(Unaudited)

Bond Series

The following financial highlights are computed on the basis of a share outstanding throughout the period.

Six months ended June 30


                                                       1998             1997

Net asset value, beginning of period                $10.59           $10.36

Income from investment operations:

Net investment income                                 0.29             0.31
Net realized and unrealized
  gain (loss) on investments                          0.05            (0.05)
Total from investment operations                      0.34             0.26

Less distributions:

Dividends from net investment income              -                -
Distributions from net realized gains             -                -
Distributions from paid-in capital                -                -
Total distributions                               -                -


Net asset value, end of period                      $10.93           $10.62


Total return **                                       8.80%            7.18%

Ratios to average net assets/supplemental data:

Net assets, end of  period (000's omitted)          $8,224           $7,195

Ratio of expenses to average net assets               0.90%*           0.90%

Ratio of net investment income to average net
    assets                                            5.48%            6.05%

Portfolio turnover rate                              94.85%           73.06%



* Ratio shown is after expense reimbursement. Ratio of expenses to average net assets before expenses reimbursement is 0.96% for 1998.

 ** Total return represents twelve-month fiscal period.


Canada Life of America Series Fund, Inc.

Financial Highlights

(Unaudited)

Bond Series

The following financial highlights are computed on the basis of a share outstanding throughout the period.

Six months ended June 30


                                                       1996             1995

Net asset value, beginning of period                $10.45            $9.75

Income from investment operations:

Net investment income                                 0.29             0.29
Net realized and unrealized
  gain (loss) on investments                         (0.27)            0.68
Total from investment operations                      0.02             0.97

Less distributions:

Dividends from net investment income              -                -
Distributions from net realized gains             -                -
Distributions from paid-in capital                -                -
Total distributions                               -                -


Net asset value, end of period                      $10.47           $10.72


Total return **                                       6.41%           10.60%

Ratios to average net assets/supplemental data:

Net assets, end of  period (000's omitted)          $6,835           $4,781

Ratio of expenses to average net assets               0.89%            0.88%

Ratio of net investment income to average net
    assets                                            5.58%            5.53%

Portfolio turnover rate                             139.61%          108.53%



* Ratio shown is after expense reimbursement. Ratio of expenses to average net assets before expenses reimbursement is 0.96% for 1998.

 ** Total return represents twelve-month fiscal period.


Canada Life of America Series Fund, Inc.

Financial Highlights

(Unaudited)

Bond Series

Six months ended June 30


                                                       1994

Net asset value, beginning of period                $10.74

Income from investment operations:

Net investment income                                 0.28
Net realized and unrealized
  gain (loss) on investments                         (0.77)
Total from investment operations                     (0.49)

Less distributions:

Dividends from net investment income              -
Distributions from net realized gains             -
Distributions from paid-in capital                -
Total distributions                               -


Net asset value, end of period                      $10.25


Total return **                                      -1.54%

Ratios to average net assets/supplemental data:

Net assets, end of  period (000's omitted)          $4,426

Ratio of expenses to average net assets               1.04%

Ratio of net investment income to average net
    assets                                            4.98%

Portfolio turnover rate                              17.96%



* Ratio shown is after expense reimbursement. Ratio of expenses to average net assets before expenses reimbursement is 0.96% for 1998.

 ** Total return represents twelve-month fiscal period.


Canada Life of America Series Fund, Inc.

Financial Highlights

(Unaudited)

Value Equity Series

The following financial highlights are computed on the basis of a share outstanding throughout the period.

Six months ended June 30


                                                       1998             1997

Net asset value, beginning of period                $14.71           $13.00

Income from investment operations:

Net investment income                                 0.01             0.03
Net realized and unrealized
  gain (loss) on investments                          0.91             1.18
Total from investment operations                      0.92             1.21

Less distributions:

Dividends from net investment income              -                -
Distributions from net realized gains             -                -
Total distributions                               -                -


Net asset value, end of period                      $15.63           $14.21


Total return **                                      23.33%           14.18%

Ratios to average net assets/supplemental data:

Net assets, end of  period (000's omitted)         $13,867           $9,955

Ratio of expenses to average net assets               0.90% *          0.90%

Ratio of net investment income to average net assets

Portfolio turnover rate                              11.96%           31.25%

Average commission rate paid                       $0.0502          $0.0560


* Ratio shown is after expense reimbursement. Ratio of expenses to average net assets before expenses reimbursement is 0.91% for 1998.

 ** Total return represents twelve-month fiscal period.


Canada Life of America Series Fund, Inc.

Financial Highlights

(Unaudited)

Value Equity Series

The following financial highlights are computed on the basis of a share outstanding throughout the period.

Six months ended June 30


                                                       1996             1995

Net asset value, beginning of period                $13.51           $13.46

Income from investment operations:

Net investment income                                 0.02             0.09
Net realized and unrealized
  gain (loss) on investments                          0.31             1.43
Total from investment operations                      0.33             1.52

Less distributions:

Dividends from net investment income              -                -
Distributions from net realized gains             -                -
Total distributions                               -                -


Net asset value, end of period                      $13.84           $14.98


Total return **                                      13.78%           16.97%

Ratios to average net assets/supplemental data:

Net assets, end of  period (000's omitted)         $10,448           $8,962

Ratio of expenses to average net assets               0.87%            0.90%

Ratio of net investment income to average net
    assets                                            0.25%            1.11%

Portfolio turnover rate                              25.22%           78.37%

Average commission rate paid                       $0.0600          $0.0616


* Ratio shown is after expense reimbursement. Ratio of expenses to average net assets before expenses reimbursement is 0.91% for 1998.

 ** Total return represents twelve-month fiscal period.


Canada Life of America Series Fund, Inc.

Financial Highlights

(Unaudited)

Value Equity Series

The following financial highlights are computed on the basis of a share outstanding throughout the period.

Six months ended June 30


                                                       1994

Net asset value, beginning of period                $13.60

Income from investment operations:

Net investment income                                 0.06
Net realized and unrealized
  gain (loss) on investments                         (0.46)
Total from investment operations                     (0.40)

Less distributions:

Dividends from net investment income              -
Distributions from net realized gains             -
Total distributions                               -


Net asset value, end of period                      $13.20


Total return **                                       2.10%

Ratios to average net assets/supplemental data:

Net assets, end of  period (000's omitted)          $7,265

Ratio of expenses to average net assets               1.03%

Ratio of net investment income to average net
    assets                                            0.89%

Portfolio turnover rate                              21.65%

Average commission rate paid                       $0.0743


* Ratio shown is after expense reimbursement. Ratio of expenses to average net assets before expenses reimbursement is 0.91% for 1998.

 ** Total return represents twelve-month fiscal period.


Canada Life of America Series Fund, Inc.

Financial Highlights

(Unaudited)

Capital Series

The following financial highlights are computed on the basis of a share outstanding throughout the period.

Six months ended June 30


                                                       1998             1997

Net asset value, beginning of period                $14.15           $13.96

Income from investment operations:

Net investment income  (loss)                        (0.03)            0.03
Net realized and unrealized
  gain (loss) on investments                          2.28             1.49
Total from investment operations                      2.25             1.52

Less distributions:

Dividends from net investment income              -                -
Distributions from net realized gains             -                -
Total distributions                               -                -


Net asset value, end of period                      $16.40           $15.48

Total return **                                      26.57%           12.56%

Ratios to average net assets/supplemental data:

Net assets, end of  period (000's omitted)          $8,984           $7,682

Ratio of expenses to average net assets               0.90%*           0.90%

Ratio of net investment income to average net
    assets                                           -0.43%            0.47%

Portfolio turnover rate                              46.51%           41.88%

Average commission rate paid                       $0.0555          $0.0480


* Ratio shown is after expense reimbursement. Ratio of expenses to average net assets before expenses reimbursement is 0.98% for 1998.

 ** Total return represents twelve-month fiscal period.


Canada Life of America Series Fund, Inc.

Financial Highlights

(Unaudited)

Capital Series

The following financial highlights are computed on the basis of a share outstanding throughout the period.

Six months ended June 30


                                                       1996             1995

Net asset value, beginning of period                $13.55           $10.48

Income from investment operations:

Net investment income  (loss)                        (0.01)            0.01
Net realized and unrealized
  gain (loss) on investments                          1.50             1.92
Total from investment operations                      1.49             1.93

Less distributions:

Dividends from net investment income              -                -
Distributions from net realized gains             -                -
Total distributions                               -                -


Net asset value, end of period                      $15.04           $12.41

Total return **                                      25.56%           25.98%

Ratios to average net assets/supplemental data:

Net assets, end of  period (000's omitted)          $7,743           $5,628

Ratio of expenses to average net assets               0.89%            0.88%

Ratio of net investment income to average net
    assets                                           -0.08%            0.16%

Portfolio turnover rate                              14.09%           16.82%

Average commission rate paid                       $0.0567          $0.0568


* Ratio shown is after expense reimbursement. Ratio of expenses to average net assets before expenses reimbursement is 0.98% for 1998.

 ** Total return represents twelve-month fiscal period.


Canada Life of America Series Fund, Inc.

Financial Highlights

(Unaudited)

Capital Series

The following financial highlights are computed on the basis of a share outstanding throughout the period.

Six months ended June 30


                                                       1994

Net asset value, beginning of period                $11.06

Income from investment operations:

Net investment income  (loss)                        (0.01)
Net realized and unrealized
  gain (loss) on investments                         (1.08)
Total from investment operations                     (1.09)

Less distributions:

Dividends from net investment income              -
Distributions from net realized gains             -
Total distributions                               -


Net asset value, end of period                       $9.97

Total return **                                       0.46%

Ratios to average net assets/supplemental data:

Net assets, end of  period (000's omitted)          $3,856

Ratio of expenses to average net assets               1.01%

Ratio of net investment income to average net
    assets                                           -0.10%

Portfolio turnover rate                              34.29%

Average commission rate paid                       $0.0549


* Ratio shown is after expense reimbursement. Ratio of expenses to average net assets before expenses reimbursement is 0.98% for 1998.

 ** Total return represents twelve-month fiscal period.


Canada Life of America Series Fund, Inc.

Financial Highlights

(Unaudited)

International Equity Series

The following financial highlights are computed on the basis of a share outstanding throughout the period.

Six months ended June 30


                                                       1998             1997

Net asset value, beginning of period                $11.64           $11.82

Income from investment operations:

Net investment income                                 0.08             0.10
Net realized and unrealized gain on investm           1.45             1.98
Total from investment operations                      1.53             2.08

Less distributions:

Dividends from net investment income              -                -
Distributions from net realized gains             -                -
Total distributions                               -                -


Net asset value, end of period                      $13.17           $13.90

Total return ****                                     0.37%           24.73%

Ratios to average net assets/supplemental data:

Net assets, end of  period (000's omitted)          $4,998           $4,789

Rato of expenses to average net assets                1.20%***         1.20%

Ratio of net investment income to average net
    assets                                            1.36%            1.59%

Portfolio turnover rate                              46.21%           30.17%

Average commission rate paid                       $0.0854          $0.0550

*The Fund commenced operations on April 24, 1995. The net asset value at the beginning of the 1995 period is as of the close of business on April 24, 1995.

**1995 amounts annualized from April 24, 1995.

***Ratio shown is after expense reimbursement. Ratio of expenses to average net assets before expenses reimbursement is 1.42% for 1998.

 ****Total return represents twelve-month fiscal period.


Canada Life of America Series Fund, Inc.

Financial Highlights

(Unaudited)

International Equity Series

The following financial highlights are computed on the basis of a share outstanding throughout the period.

Six months ended June 30


                                                              For the Period
                                                              April 24, 1995
                                                               (commencement
                                                            of operations) to
                                                                     June 30
                                                      1996            1995 *

Net asset value, beginning of period                $10.09           $10.00

Income from investment operations:

Net investment income                                 0.09             0.04
Net realized and unrealized gain on investm           1.18             0.11
Total from investment operations                      1.27             0.15

Less distributions:

Dividends from net investment income              -                -
Distributions from net realized gains             -                -
Total distributions                               -                -


Net asset value, end of period                      $11.36           $10.15

Total return ****                                    17.41%            8.53%**

Ratios to average net assets/supplemental data:

Net assets, end of  period (000's omitted)          $2,886           $2,041

Rato of expenses to average net assets                1.17%            1.20%**

Ratio of net investment income to average net
    assets                                            1.73%            4.78%**

Portfolio turnover rate                              38.27%            7.40%

Average commission rate paid                       $0.1575          $0.1951 *

*The Fund commenced operations on April 24, 1995. The net asset value at the beginning of the 1995 period is as of the close of business on April 24, 1995.

**1995 amounts annualized from April 24, 1995.

***Ratio shown is after expense reimbursement. Ratio of expenses to average net assets before expenses reimbursement is 1.42% for 1998.

 ****Total return represents twelve-month fiscal period.


Canada Life of America Series Fund, Inc.

Schedule of Investments - Money Market Series Portfolio

                             June 30, 1998


                                                  Principal           Market
                                                     Amount            Value

U.S. Government & its Agencies - 109.9%


U.S. Treas Bills ( 4.640% due 07/16/98 )        $2,000,000       $1,996,091
Fed Farm Cred Bnks (5.370% due 07/09/98 )          715,000          714,141
Fed Farm Cred Bnks (5.370% due 07/02/98 )          950,000          949,791
Fed Hm Ln Banks ( 5.390% due 07/28/98 )          1,000,000          995,947
Fed Hm Ln Banks ( 5.380% due 07/06/98 )          1,000,000          999,191
Fed Hm Ln Mtg Corp (5.420% due 07/21/98 )        1,500,000        1,495,454
Fed Nat'l Mtg Ass (5.430% due 07/24/98 )         1,000,000          996,521
Fed Nat'l Mtg Ass (5.430% due 07/08/98 )         1,525,000        1,523,377
Tenn Val Auth ( 5.380% due 07/24/98)             1,500,000        1,494,827

Total Securities ( identified cost - $11,165,340 )               11,165,340

Other net liabilities - ( 9.9)%                                  (1,002,427)

Total net assets                                                $10,162,913


Canada Life of America Series Fund, Inc.

Schedule of Investments - Managed Series Portfolio

                             June 30, 1998


                                                  Principal           Market
                                                     Amount            Value

SHORT TERM NOTES - 9.8%

US Treas Bills ( 4.000% due 07/02/98 )             100,000           99,989
Fed Nat'l Mtg Ass (5.430% due on 07/08/98)         900,000          899,042
Fed Nat'l Mtg Ass (5.440% due on 07/06/98)         600,000          599,546
                                                                  1,598,577

BONDS - 32.1%

U.S. Government & its Agencies - 26.0%

US Treas Bonds ( 6.125% due 08/15/07 )              200,000          208,250
Fed Hm Ln Banks ( 6.500% due 01/07/08 )             250,000          250,375
Fed Hm Ln Banks ( 6.100% due 12/24/07 )             200,000          200,200
Fed Hm Ln Banks ( 7.024% due 09/10/07 )             125,000          127,132
Fed Hm Ln Banks ( 6.810% due 08/20/07 )              50,000           50,837
Fed Hm Ln Banks ( 6.400% due 12/04/03 )              50,000           50,125
Fed Hm Ln Banks ( 6.200% due 07/02/02 )             125,000          125,601
Fed Hm Ln Mtg Corp ( 7.500% due 02/01/28 )           90,285           92,626
Fed Hm Ln Mtg Corp ( 6.500% due 12/01/27 )          394,111          393,246
Fed Hm Ln Mtg Corp ( 6.500% due 02/01/18 )           97,649           98,078
Fed Hm Ln Mtg Corp ( 7.500% due 12/01/16 )          101,227          104,068
Fed Hm Ln Mtg Corp ( 7.585% due 09/19/06)           150,000          157,684
Fed Nat'l Mtg Ass ( 7.000% due 01/01/28 )           193,115          196,071
Fed Nat'l Mtg Ass ( 6.500% due 01/01/28 )           246,191          245,420
Fed Nat'l Mtg Ass ( 7.000% due 09/01/27 )           188,176          191,056
Fed Nat'l Mtg Ass ( 7.500% due 11/01/26 )           142,490          146,319
Fed Nat'l Mtg Ass ( 5.540% due 12/25/21 )           132,518          131,788
Fed Nat'l Mtg Ass ( 7.750% due 10/25/18 )             4,563            4,565
Fed Nat'l Mtg Ass ( 6.500% due 03/01/18 )            99,202           99,544
Fed Nat'l Mtg Ass ( 6.500% due 02/01/18 )            97,948           98,286
Fed Nat'l Mtg Ass ( 7.000% due 02/25/13 )            48,000           49,064
Fed Nat'l Mtg Ass ( 7.070% due 10/24/06 )           100,000          103,000
Gov't Nat'l Mtg Ass ( 7.000% due 09/15/27 )          98,534          100,197
Gov't Nat'l Mtg Ass ( 8.000% due 11/15/26 )         117,757          122,136
Gov't Nat'l Mtg Ass ( 7.500% due 11/15/26 )         142,022          146,061
Gov't Nat'l Mtg Ass ( 7.000% due 10/15/25 )         362,616          368,737
Gov't Nat'l Mtg Ass ( 8.000% due 06/15/24 )          94,317           97,825
Gov't Nat'l Mtg Ass ( 8.000% due 05/15/24 )         157,544          163,404
Gov't Nat'l Mtg Ass ( 8.000% due 05/15/24 )         100,663          104,407

                                                                   4,226,102


Canada Life of America Series Fund, Inc.

Schedule of Investments - Managed Series Portfolio (Continued)

                             June 30, 1998


                                                  Principal           Market
                                                     Amount            Value

Corporate - 6.1%
Coca-Cola Enterprise Inc.
     (6.950% due 11/15/26 )                        150,000          157,743
GTE North Inc.
     ( 6.375% due 02/15/10 )                       250,000          252,075
Johnson & Johnson Inc.
     ( 8.720% due 11/01/24 )                       225,000          261,847
Pacific Bell
     ( 6.125% due 02/15/08 )                       150,000          150,186
Virginia Electric & Power
     ( 7.625% due 07/01/07 )                       150,000          164,714
                                                                    986,565

Total Bonds                                                       5,212,667


COMMON STOCKS  - 58.0%
Aerospace & Defense - 3.4%

Aerospace & Defense - 3.4%
AlliedSignal Inc.                                   12,400          550,250

Construction & Real Estate - 3.4%
Engineering & Construction - 3.4%

Granite Construction Inc.                           17,850          546,656

Energy  - 3.7%
Oil & Gas - 3.7%
Patina Oil & Gas Corp.                              22,520          157,640
Pride International Inc.                            13,400          226,962
Synder Oil Corp.                                    10,500          209,344
                                                                    593,946
Finance - 20.3%
Banks - 1.8%
Fund Amercian Enterprises HL.                        2,000          296,000

Credit & Other Finance - 4.2%
H & R Block Inc.                                     3,500          147,438
Pioneer Group Inc.                                  12,000          315,750
SLM Holding Corp.                                    4,600          225,400
                                                                    688,588
Insurance - 14.3%
Berkshire Hathway Inc.                                 160          418,080
Leucadia National Corp.                             25,400          839,787
Markel Corporation                                   6,000        1,068,000
                                                                  2,325,867

     Total Finance                                                3,310,455


Canada Life of America Series Fund, Inc.

Schedule of Investments - Managed Series Portfolio (Continued)

                             June 30, 1998


                                                                      Market
                                                     Shares            Value

Health - 1.4%
Hospital Services - 1.4%
Matria Healthcare Inc.                               63,500          222,250

Industrial Machinery & Equipment - 2.2%
Industrial Machinery & Equipment - 2.2%
Crane Co.                                             5,000          242,812
Danaher Corp.                                         3,200          117,400
                                                                     360,212

Media & Leisure - 5.1%
Entertainment - 1.0%
King World Productions Inc.                           6,600          168,300

Leisure Durables & Toys - 4.1%
Mattel Inc.                                          15,900          672,768

     Total Media & Leisure                                           841,068

Pollution Control - 4.2%
Dames & Moore Inc.                                   52,900          681,088

Retail & Wholesale - 10.5%
Apparel Stores - 2.0%
Catherines Stores Corp.                              33,300          326,756

Retail & Wholesale, Miscellaneous - 8.5%
Ellet Brothers Inc.                                  51,800          246,050
Falcon Products Inc.                                 20,790          262,474
InterTAN Inc.                                        88,300          474,613
Nike Inc.                                             3,400          165,538
Richfood Holdings Inc.                               11,200          231,700
                                                                   1,380,375

     Total Retail & Wholesale                                      1,707,131

Services - 2.0%
Human Resources - 2.0%
Manpower Inc.                                        11,600          332,775


Canada Life of America Series Fund, Inc.

Schedule of Investments - Managed Series Portfolio (Continued)

                             June 30, 1998


                                                                      Market
                                                     Shares            Value

Technology - 0.9%
Computer peripherals - 0.9%
Seagate Technology Inc.                               6,400          152,400

Transportation - 0.9%
Air Transportation - 0.9%
Offshore Logistics Inc.                               8,300          147,325

Total Common Stocks                                                9,445,556

Total Securities ( identified cost - $14,921,115 )                16,256,800

Other net assets  - 0.1%                                              20,452

Total net assets                                                  16,277,252


Canada Life of America Series Fund, Inc.

Schedule of Investments - Bond Series Portfolio

                             June 30, 1998


                                                  Principal           Market
                                                     Amount            Value

SHORT TERM NOTES - 29.0%
US Treas Bills (4.000% due 07/02/98 )             $450,000         $449,950
Fed Farm Credit Bnks (5.390% due 07/06/98 )        450,000          449,658
Fed Farm Credit Bnks (5.370% due 07/09/98 )        885,000          883,936
Fed Hm Ln Mtg Corp ( 5.420% due 07/21/98 )         100,000           99,697
Fed Nat'l Mtg Ass ( 5.440% due 07/06/98 )          500,000          499,622
                                                                  2,382,863

BONDS - 69.7%

U.S. Government & its Agencies - 55.4%
U.S. Treas. Bonds ( 6.125% due 08/15/07 )         $200,000         $208,250
Fed Hm Ln Banks ( 6.500% due 01/07/08 )           $250,000         $250,375
Fed Hm Ln Banks ( 6.100% due 12/24/07 )            200,000          200,200
Fed Hm Ln Banks ( 7.024% due 09/10/07 )            125,000          127,132
Fed Hm Ln Banks ( 6.810% due 08/20/07 )             50,000           50,837
Fed Hm Ln Banks ( 6.400% due 12/04/03 )             50,000           50,125
Fed Hm Ln Banks ( 6.515% due 10/01/02 )            250,000          251,868
Fed Hm Ln Banks ( 6.200% due 07/02/02 )            125,000          125,601
Fed Hm Ln Mtg Corp ( 7.500% due 02/01/28 )          90,285           92,626
Fed Hm Ln Mtg Corp ( 6.500% due 12/01/27 )         394,111          393,246
Fed Hm Ln Mtg Corp ( 6.500% due 02/01/18 )          97,649           98,078
Fed Hm Ln Mtg Corp ( 7.500% due 12/01/16 )         116,784          120,060
Fed Hm Ln Mtg Corp ( 7.585% due 09/19/06 )         150,000          157,685
Fed Hm Ln Mtg Corp ( 6.690% due 08/14/01 )         200,000          202,116
Fed Nat'l Mtg Ass ( 7.000% due 01/01/28 )          193,115          196,071
Fed Nat'l Mtg Ass ( 6.500% due 01/01/28 )          246,191          245,420
Fed Nat'l Mtg Ass ( 7.000% due 09/01/27 )          188,176          191,056
Fed Nat'l Mtg Ass ( 7.500% due 11/01/26 )          142,490          146,319
Fed Nat'l Mtg Ass ( 5.540% due 12/25/21 )          132,518          131,788
Fed Nat'l Mtg Ass ( 7.750% due 10/25/18 )            4,016            4,017
Fed Nat'l Mtg Ass ( 6.500% due 03/01/18 )           99,202           99,544
Fed Nat'l Mtg Ass ( 6.500% due 02/01/18 )           97,948           98,286
Fed Nat'l Mtg Ass ( 7.000% due 02/25/13 )           48,000           49,064
Fed Nat'l Mtg Ass ( 7.070% due 10/24/06 )          100,000          103,000
Gov't Nat'l Mtg Ass ( 7.000% due 09/15/27 )         98,524          100,197
Gov't Nat'l Mtg Ass ( 7.500% due 11/15/26 )        142,022          146,061
Gov't Nat'l Mtg Ass ( 8.000% due 11/15/26 )        117,757          122,136
Gov't Nat'l Mtg Ass ( 7.000% due 10/15/25 )        226,635          230,461
Gov't Nat'l Mtg Ass ( 8.000% due 06/15/24 )         94,317           97,825
Gov't Nat'l Mtg Ass ( 8.000% due 05/15/24 )        157,544          163,403
Gov't Nat'l Mtg Ass ( 8.000% due 05/15/24 )        100,663          104,407

                                                                  4,557,254


Canada Life of America Series Fund, Inc.

Schedule of Investments - Bond Series Portfolio (Continued)

                             June 30, 1998


                                                  Principal           Market
                                                     Amount            Value


Corporate - 14.3%
Coca-cola Enterprises Inc.
     ( 6.950% due 11/15/26 )                      $150,000         $157,743
GE Capital Mrtg. Services
     ( 6.500% due 04/25/08 )                      $192,457         $189,089
GTE North Inc.
     ( 6.375% due 02/15/10 )                      $250,000         $252,075
Johnson & Johnson Inc.
     ( 8.720% due 11/01/24 )                      $225,000         $261,847
Pacific Bell
     (6.125% due 02/15/08 )                       $150,000         $150,186
Virginia Electric & Power
     ( 7.625% due 07/01/07 )                      $150,000         $164,714

                                                                 $1,175,654

Total Bonds                                                       5,732,908

Total Securities ( identified cost - $8,077,829 )                 8,115,771

Other net assets - 1.3%                                             108,139

Total net assets                                                  8,223,910


Canada Life of America Series Fund, Inc.

Schedule of Investments - Value Equity Series Portfolio

                             June 30, 1998


                                                  Principal           Market
                                                     Amount            Value

SHORT TERM NOTE - 1.8%

US Treas Bills ( 4.000% due 07/02/98 )            $250,000         $249,972

                                                     Shares

COMMON STOCKS - 98.5%

Aerospace & Defense - 5.0%
Aerospace & Defense - 5.0%
AlliedSignal Inc.                                   15,500          687,813

Construction & Real Estate - 5.9%
Engineering & Construction - 5.9%
Granite Construction Inc.                           26,700          817,687

Energy - 6.7%
Oil & Gas - 6.7%
Patina Oil & Gas Corp.                              31,240          218,680
Pride International Inc.                            25,900          438,681
Snyder Oil Corp.                                    13,900          277,131
                                                                   $934,492

Finance - 32.6%
Banks - 2.4%
Fund American Enterprises HL.                        2,200          325,600

Credit & Other Finance - 10.7%
H & R Block Inc.                                     6,300          265,388
Pioneer Group Inc.                                  23,600          620,975
SLM Holding Corp.                                   12,300          602,700
                                                                 $1,489,063

Insurance - 19.5%
Berkshire Hathaway Inc.                                275          718,575
Leucadia National Corp.                             22,200          733,988
Markel Corp.                                         7,000        1,246,000
                                                                 $2,698,563

     Total Finance                                                 4,513,226

Health - 3.6%
Hospital Services - 3.6%
Matria Healthcare Inc.                             142,900          500,150


Canada Life of America Series Fund, Inc.

Schedule of Investments - Value Equity Series Portfolio(Continued)

                             June 30, 1998


                                                                      Market
                                                     Shares            Value

Industrial Machinery & Equipment - 5.9%
Industrial Machinery & Equipment - 5.9%
Crane Co.                                             9,100         441,918
Danaher Corp.                                         6,000         220,125
Powell Industries                                    12,500         156,250
                                                                    818,293

Media & Leisure - 7.5%
Entertainment - 1.9%
King World Productions Inc.                          10,600         270,300

Leisure Durables & Toys - 5.6%
Mattel Inc.                                          18,400         778,550

     Total Media & Leisure                                        1,048,850

Pollution Control - 5.1%
Dames & Moore Inc.                                   54,400         700,400

Retail & Wholesale - 20.5%
Apparel Stores - 4.5%
Catherines Stores Corp.                              63,000         618,188

Retail & Wholesale, Miscellaneous - 16.0%
Ellet Brothers Inc.                                  77,800         369,550
Falcon Products Inc.                                 28,130         355,141
InterTAN Inc.                                       128,300         689,613
Nike Inc.                                             7,300         355,419
Richfood Holdings Inc.                               22,100         457,193
                                                                  2,226,916

     Total Retail & Wholesale                                      2,845,104


Services - 2.9%
Human Resources - 2.9%
Manpower Inc.                                       13,900          398,756

Technology - 1.5%
Computer peripherals - 1.5%
Seagate Technology Inc.                              8,700          207,169



Canada Life of America Series Fund, Inc.

Schedule of Investments - Value Equity Series Portfolio(Continued)

                             June 30, 1998


                                                                      Market
                                                     Shares            Value

Transportation - 1.3%
Air Transportation - 1.3%
Offshore Logistics Inc.                             10,300          182,825

Total Common Stocks                                              13,654,765

Total Securities ( identified cost - $12,204,020 )               13,904,737

Other net liabilities - ( 0.3)%                                     (38,162)

Total net assets                                                 13,866,575


Canada Life of America Series Fund, Inc.

Schedule of Investments - Capital Series Portfolio

                             June 30, 1998


                                                                      Market
                                                     Shares            Value

COMMON STOCKS - 93.3%

Basic Industries - 1.6%
Chemicals & Plastics - 1.6%
Minerals Technologies Inc.                           2,800          142,450

Construction & Real Estate - 1.8%
Engineering & Construction - 1.8%
Masco Corp.                                          2,600          157,300

Durables - 2.0%
Autos, Tires & Accessories - 0.7%
Echlin Inc.                                          1,300           63,781

Consumer Electronics - 1.3%
Newell Co.                                           2,300          114,569

     Total Durables                                                 178,350

Energy - 6.2%
Electricity - 1.1%
AES Corp.                                            1,800           94,613


Oil & Gas - 5.1%
Barrett Resources Corp.                              3,700          138,518
Camco International Inc.                             1,300          101,238
Cooper Cameron Corp.                                 1,400           71,400
Tosco Corp.                                          2,600           76,375
Transocean Offshore Inc.                             1,600           71,200
                                                                    458,731

     Total Energy                                                   553,344

Finance - 10.9%
Credit & Other Finance - 2.4%
Ocwen Financial Corp.                                4,000          107,500
Southtrust Corporation                               2,550          110,925
                                                                    218,425

Insurance - 8.5%
Alfac Inc.                                           3,600          109,125
Life Re Corp.                                        1,400          114,800
Nationwide Financial Services Inc.                   2,900          147,900
Old Republic International Corp.                     3,300           96,731
Progressive Corp.                                    1,400          197,400
Provident Companies Inc.                             2,800           96,600
                                                                    762,556

     Total Finance                                                  980,981


Canada Life of America Series Fund, Inc.

Schedule of Investments - Capital Series Portfolio (Continued)

                             June 30, 1998


                                                                      Market
                                                     Shares            Value

Health -  9.7%%
Drugs & Pharmaceuticals - 4.3%
Biogen Inc.                                          1,700           83,300
Cardinal Health Inc.                                 1,200          112,500
Covance Inc.                                         8,300          186,750
                                                                    382,550

Medical Facilities Management - 5.4%
Healthsouth Corp.                                    3,100           82,731
Omnicare Inc.                                        3,800          144,875
Universal Health Sevices Inc.                        4,400          256,850
                                                                    484,456

     Total Health                                                   867,006

Industrial Machinery & Equipment - 1.0%
Industrial Machinery Tools - 1.0%
Kennametal Inc.                                      2,300           96,025

Investment -  1.2%
Telecom -TCI Ventures Group                          5,400          108,338

Manufacturing - 3.0%
Apparel - 0.9%
Authentic Fitness Corp.                              5,100           80,644

Batteries - 2.1%
Rayovac Corp.                                        8,200          186,037

     Total Manufacturing                                            266,681

Media & Leisure - 5.0%
Leisure Durables & Toys - 1.3%
Harley Davidson Inc.                                 2,900          112,375

Radio & Television - 3.7%
CBS Corp.                                            6,800          215,900
Clear Channel Communications                           400           43,650
Sinclair Broadcast Group Inc.                        2,400           69,000
                                                                    328,550

     Total Media & Leisure                                          440,925


Canada Life of America Series Fund, Inc.

Schedule of Investments - Capital Series Portfolio (Continued)

                             June 30, 1998


                                                                      Market
                                                     Shares            Value

Non-durables - 2.9%
Household products - 2.9%
Clorox Co.                                           1,200          114,450
The Dial Corp.                                       5,600          145,250
                                                                    259,700

Pollution Control - 1.1%
U.S. Filter Corp.                                    3,600          101,025

Retail & Wholesale - 13.9%
Apparel Stores - 6.3%
Jones Apparel Group Inc.                             6,000          219,375
Liz Clairborne Inc.                                  3,500          182,875
TJX Companies Inc.                                   6,600          159,225
                                                                    561,475

Auto parts - 2.4%
Autozone Inc.                                        6,700          213,981

Building Products - 1.5%
Lowes Companies Inc.                                 3,400          137,913

Retail & Wholesale, Miscellaneous - 3.7%
Aurora Foods Inc.                                    3,000           63,375
Kroger Company                                       2,400          102,900
Proffitt's Inc.                                      4,200          169,575
                                                                    335,850

     Total Retail & Wholesale                                     1,249,219

Services - 8.0%
Advertising - 3.5%
Interpublic Group of Companies Inc.                  3,750          227,578
Snyder Communications Inc.                           2,000           88,000
                                                                    315,578

Commercial - 2.1%
Gartner Group Inc.                                   5,400          189,000

Schools - 1.4%
ITT Educational Services Inc.                        3,800          122,550


Canada Life of America Series Fund, Inc.

Schedule of Investments - Capital Series Portfolio (Continued)

                             June 30, 1998


                                                                      Market
                                                     Shares            Value

Telecom - 1.0%
Frontier Corporation                                 2,900           91,350

     Total Services                                                 718,478

Technology - 17.2%
Computer Services & Software  - 14.8%
BMC Software Inc.                                    3,000          155,813
Cadence Design Systems Inc.                          2,700           84,375
Diebold Inc.                                         3,400           98,175
Electronics Arts Inc.                                3,200          172,800
Fiserv Inc.                                          3,600          152,887
HNC Software                                         2,300           93,869
Microchip Technology Inc.                            4,600          120,175
Network Associates Inc.                              3,150          150,806
Sterling Commerce Inc.                               3,200          155,200
Synopsys Inc.                                        3,200          146,400
                                                                  1,330,500

Electronics - 2.4%
Maxim Integrated Products Inc.                       3,900          123,581
Vishay Interechonology Inc.                          5,177           92,862
                                                                    216,443

     Total Technology                                             1,546,943

Telecommunication - Equipment - 2.3%
ADC Telecommunications Inc.                          2,800          102,288
Reltec Corp.                                         2,400          108,000
                                                                    210,288

Transportation - 3.5%
Budget Group Inc.                                    5,800          185,238
Laidlaw Inc.                                        10,800          131,625
                                                                    316,863

Utilities - 2.0%
Telephone Services - 2.0%
Century Telephone Enterprises                         4,000         183,500

Total Common Stocks                                               8,377,416

Total Securities ( identified cost - $6,788,556 )                 8,377,416

Other net assets - 6.7%                                             605,724

Total net assets                                                 $8,983,140


Canada Life of America Series Fund, Inc.

Schedule of Investments - International Equity Series Portfolio

                             June 30, 1998


                                                  Principal           Market
                                                     Amount            Value

BONDS - 8.2%

Corporate Convertible Bonds - 8.2%

Japan - 3.1%
Sony Corp. ( 1.400% due 03/31/05 )         JPYen 6,000,000          $66,361
Sumitomo Bank Intl Fin NV ( 0.750% due 05/31/01 )
                                           JPYen 3,000,000           29,981
Tokyo Electron Ltd. (0.900% due 09/30/03)  JPYen 7,000,000           56,363

                                                                    152,705

Netherlands - 3.1%
Cregem Finance NV ( 2.75% due 01/06/04 )          $ 65,000           81,738
Telefonica Europe NV (2.000% due 07/15/02 )         50,000           76,000
                                                                    157,738

Switzerland - 2.0%
Nestle Holdings Inc. ( 3.000% due 06/17/02          70,000           97,300

Total Bonds                                                         407,743


                                                                      Market
                                                     Shares            Value

COMMON STOCKS - 89.2%

Argentina - 0.8%
YPF Sociedad Anonima  - sponsored ADR                 1,400          42,088

Australia - 2.8%
E.R.G. Ltd.                                          31,700          17,470
News Corp. Ltd.                                       4,400          58,036
National Australia Bank Ltd.                          2,200          62,150
                                                                    137,656

Brazil - 1.7%
Companhia Vale Do Rio Doce                           2,100           42,668
Telecom Brasileiras                                    400           43,675
                                                                     86,343

France - 11.8%
Alcatel Alsthom - sponsored  ADR                     1,400           56,963
Axa - Uap -sponsored ADR                             1,600           90,900
Dexia France                                           700           94,244
Elf Aquitaine  - sponsored ADR                       1,800          127,800
Michelin (CGDE)                                      1,300           75,040
Societe Generale de Paris                              420           87,320
STMicroelectronics N.V.                                860           60,093
                                                                    592,360


Canada Life of America Series Fund, Inc.

Schedule of Investments - International Equity Series Portfolio (Continued)

                             June 30, 1998


                                                                      Market
                                                     Shares            Value

Germany - 10.9%
Depfa Bank                                          $1,800         $143,599
Deutsche Bank  AG - sponsored ADR                    1,000           84,541
Prosieben Media AG                                   2,500          129,914
SGL Carcon AG                                          450           52,603
Veba AG                                                500           34,071
Wella  Aktiengesellschaft                              100           99,167
                                                                    543,895

Hong Kong - 4.9%
Espirit Holdings Ltd.                              227,000           68,845
Hong Kong Telecom. Ltd. - sponsored ADR              2,301           43,431
HSBC Holdings PLC                                    3,649           89,240
Television Broadcasts Ltd.                          17,100           45,241
                                                                    246,757

Italy - 3.1%
Ente Nazionale Idrocarburi SPA- sponsored A             500          32,500
Telecom Italia Mobile SPA                            25,800          87,075
Telecom Italia SPA                                    7,200          34,850
                                                                    154,425

Japan - 16.0%
Autobacs Seven Co. Ltd.                              1,000           28,605
Canon Inc.                                           5,000          113,484
DDI Corp.                                               18           62,643
Honda Motor Co.                                      2,800           99,664
Nomura Securities Co. Ltd.                           9,000          104,729
Sangetsu  Co. Ltd.                                   2,000           25,795
Sanyo Coca-Cola Bottling Co.                         3,300           35,476
Shimano Inc,                                         2,000           50,725
Sony Music Entertainment Inc.                        2,500          106,098
Takefuji Corp.                                       1,800           83,005
Tokyo Style Co. Ltd.                                 5,000           48,996
Yamatake-Honeywell                                   4,000           41,214
                                                                    800,434

Malaysia - 0.6%
Telekom Malaysia                                     18,000          30,380

Mexico - 1.0%
PanAmerican Beverages Inc.                            1,600          50,300

Netherlands - 5.6%
Akzo Nobel N.V.- sponsored ADR                         500           55,438
ASM Lithography Holding NV                           1,800           52,312
ING Groep N.V.                                          26            1,703
Philips Electronics N.V.                               900           76,500
Wolters Kluwer NV                                      650           89,213
                                                                    275,166


Canada Life of America Series Fund, Inc.

Schedule of Investments - International Equity Series Portfolio (Continued)

                             June 30, 1998


                                                                      Market
                                                     Shares            Value


Norway - 0.5%
Saga Petroleum - sponsored ADR                       1,800           28,350

Singapore - 0.4%
Dev't Bank of S'pore Ltd. - sponsored ADR            1,000           22,137

South Korea - 0.8%
Pohang Iron & Steel Co. Ltd.                         1,133           38,420

Sweden - 5.1%
Ericsson (LM) Tel - sponsored ADR                   $5,800         $166,025
Skandinaviska Enskilda Banken                       $5,300          $90,715
                                                                   $256,740

Switzerland - 2.4%
Novartis AG                                             54           89,857
United Bank of Switzerland - AG                         75           27,887
                                                                    117,744

Taiwan - 0.1%
China Steel Corp. - GDS                                 235           2,908

United Kingdom - 20.7%
Billiton PLC                                        18,300           37,098
Boots Company PLC (THE)                              7,100          117,635
British Petroleum Company PLC - sponsored A            550           48,538
Diageo PLC - sponsored ADR                           1,296           62,451
Elan Corporation PLC - sponsored ADR                   800           51,450
EMI Group - sponsored ADR                            2,600           45,593
Glaxco Wellcome PLC - sponsored ADR                    900           53,831
Iceland Group - sponsored ADR                       10,100           35,389
Matthews (Bernard) PLC                              54,700          106,782
Reuters Group PLC - sponsored ADR                    1,358           93,023
Rolls Royce PLC                                     20,700           85,481
Smithkline Beecham PLC                                 800           48,400
United Utilities                                     3,300           47,985
Vodafone Group PLC - sponsored ADR                     700           88,244
WPP Group PLC                                          900           60,525
Zeneca Group PLC                                     1,200           51,497
                                                                  1,033,922

Total Common Stocks                                               4,460,025

Total Securities ( identified cost - $4,608,394 )                 4,867,768

Other net asssets - 2.6%                                            130,549

Total net assets                                                 $4,998,317